32. Income tax and social contribution (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax and social contribution
Income tax for the year		R$ (155,521)	R$ (253,120)	R$ (203,932)
Social contribution for the year		(58,905)	(92,502)	(77,148)
Tax incentive - SUDENE/SUDAM	[1]	156,594	146,454	112,493
Current income tax		(57,832)	(199,168)	(168,587)
Deferred income tax and social contribution
Deferred income tax		(625,516)	651,632	(23,976)
Deferred social contribution		(225,186)	217,501	(8,631)
Deferred income tax		(850,702)	869,133	(32,607)
Provision for income tax and social contribution contingencies		(5,406)	(5,054)	185
Deferred income tax, net of tax		(856,108)	864,079	(32,422)
Income and social contribution taxes		R$ (913,940)	R$ 664,911	R$ (201,009)

[1]	As mentioned in Note 24 c.3, for investment subsidies not to be considered within the taxable income, they must be recorded as tax incentive reserves, to be used only to offset losses or increase capital. The Company has tax benefits (SUDENE/SUDAM) which comply with these rules.